EQUITY-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
EQUITY-BASED COMPENSATION
Summary of profits interests activity

The following table summarizes the profits interests activity under the WUP management incentive plan as of December 31, 2021:

		Weighted-
	Number of WUP	Average Grant
	Profits Interests	Date Fair Value
	(In thousands)
Outstanding WUP profits interests as of January 1, 2021	29,111	$0.42
Granted	—	—
Exchanged	(292)	0.74
Expired/forfeited	—	—
Outstanding WUP profits interests as of December 31, 2021	28,819	$0.42

Summary of status of non-vested profits interests

	Number of	Weighted-	Weighted-
	WUP Stock	Average Exercise	Average Grant
	Options	Price	Date Fair Value
	(In thousands)
Outstanding WUP stock options as of January 1, 2021	16,284	$7.51	$1.17
Granted	—	—	—
Exercised	(352)	7.14	0.72
Forfeited	(60)	7.20	0.68
Expired	(159)	7.16	0.70
Outstanding WUP stock options as of December 31, 2021	15,713	$7.52	$1.19
Exercisable WUP stock options as of December 31, 2021	11,742	$7.40	$1.04

Summary of restricted interests activity

	Number of WUP	Weighted-
	Stock	Average Grant
	Options	Date Fair Value
	(In thousands)
Non-vested WUP stock options as of January 1, 2021	10,987	$1.41
Granted	—	—
Vested	(6,940)	1.29
Expired	(23)	1.16
Forfeited	(53)	0.69
Non-vested WUP stock options as of December 31, 2021	3,971	$1.63

Summary of status of non-vested restricted interests

		Weighted-
	Number of	Average Grant
	RSUs	Date Fair Value
	(In thousands)
Non-vested and outstanding RSUs as of January 1, 2021	—	$—
Granted	8,493	7.32
Vested	(77)	7.48
Forfeited	(5)	7.44
Non-vested and outstanding RSUs as of December 31, 2021	8,411	$7.32

Summary of activity under stock option plan

	Number of	Weighted-	Weighted-
	Wheels Up	Average Exercise	Average Grant
	Stock Options	Price	Date Fair Value
(In thousands)
Outstanding Wheels Up stock options as of January 1, 2021	—	$—	$—
Granted	921	10.00	4.75
Exercised	—	—	—
Forfeited	—	—	—
Expired	—	—	—
Outstanding Wheels Up stock options as of December 31, 2021	921	$10.00	$4.75
Exercisable Wheels Up stock options as of December 31, 2021	153	$10.00	$4.75

Summary of status of non-vested stock options

	Number of	Weighted-
	Wheels Up	Average Grant
	Stock Options	Date Fair Value
	(In thousands)
Non-vested Wheels Up stock options as of January 1, 2021	—	$—
Granted	921	4.75
Vested	(153)	4.75
Expired	—	—
Forfeited	—	—
Non-vested Wheels Up stock options as of December 31, 2021	768	$4.75

Summary of significant assumptions used in Black Scholes option-pricing model to estimate fair value on the date of grant

	2021	2020	2019
Expected term (in years)	7	7	7
Expected volatility	46%	44% – 47%	32%-35%
Weighted-average volatility	46%	46%	35%
Risk-free rate	1.2%	0.4% – 0.7%	1.4%-2.8%
Expected dividend rate	0%	0%	0%

Summary of equity-based compensation expense recognized

The following table summarizes equity-based compensation expense recognized by consolidated statement of operations line item (in thousands):

	Year Ended December 31,
	2021	2020	2019
Cost of revenue	$4,541	$293	$455
Technology and development	1,340	445	449
Sales and marketing	5,185	1,055	723
General and administrative	38,607	1,549	255
Total equity-based compensation expense	$49,673	$3,342	$1,882